Investment in Films and Television Programs - Summary of Company's Investments in Films and Television Programs (Parenthetical) (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($)
$ in Millions
	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of Investments [Line Items]
Unamortized Film Cost	$ 561.5
Production Tax Credits Reduced Total Investment In Films And Television Programs	181.2
Film, Monetized on Its Own, Amortization Expense	84.3
Impairments Not Included In Segment Operating Results	$ 0.0	$ 0.0	$ 15.4